Consolidated Statements of Operations and Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Net sales	$ 3,052.9	[1],[2]	$ 2,838.1	[1],[2]	$ 2,732.2	[1],[2]
Cost of sales	873.4	[1]	775.5	[1]	724.2	[1]
Gross profit	2,179.5	[1]	2,062.6	[1]	2,008.0	[1]
Selling, general and administrative expense	1,312.5	[1]	1,172.2	[1]	1,156.2	[1]
Research and development expense	150.3	[1]	126.8	[1]	119.4	[1]
Amortization	313.8	[1]	327.2	[1]	367.9	[1]
Goodwill impairment charge	473.0	[1]	291.9	[1]	422.8	[1]
Intangible assets impairment charge	94.4	[1]	237.9	[1]	518.6	[1]
Operating income (loss)	(164.5)	[1]	(93.4)	[1]	(576.9)	[1]
Interest expense	398.8	[1]	479.8	[1]	498.9	[1]
Other (income) expense	177.8	[1]	17.6	[1]	(11.2)	[1]
Other expense, net	576.6	[1]	497.4	[1]	487.7	[1]
Loss before income taxes	(741.1)	[1]	(590.8)	[1]	(1,064.6)	[1]
Benefit from income taxes	(117.7)	[1]	(132.0)	[1]	(214.8)	[1]
Net loss	(623.4)	[1]	(458.8)	[1]	(849.8)	[1]
Other comprehensive income (loss), net of tax:
Change in unrealized holding value on available for sale securities	3.3	[1]	4.3	[1]	(6.0)	[1]
Interest rate swap unrealized gain	13.1	[1]	13.1	[1]	19.5	[1]
Foreign currency related gains (losses)	(138.2)	[1]	(62.1)	[1]	264.4	[1]
Unrecognized actuarial gains (losses)	(7.0)	[1]	(4.2)	[1]	4.5	[1]
Total other comprehensive income (loss)	(128.8)	[1]	(48.9)	[1]	282.4	[1]
Comprehensive loss	(752.2)	[1]	(507.7)	[1]	(567.4)	[1]
Earnings (loss) per share—basic	$ (1.13)	[1]	$ (0.83)	[1]	$ (1.54)	[1]
Earnings (loss) per share—diluted	$ (1.13)	[1]	$ (0.83)	[1]	$ (1.54)	[1]
Weighted average common shares outstanding, basic (in shares)	551.8	[1]	551.9	[1]	552.1	[1]
Weighted average common shares outstanding, diluted (in shares)	551.8	[1]	551.9	[1]	552.1	[1]
Biomet, Inc. [Member]
Net sales	3,052.9	[1]	2,838.1	[1]	2,732.2	[1]
Cost of sales	873.4	[1]	775.5	[1]	724.2	[1]
Gross profit	2,179.5	[1]	2,062.6	[1]	2,008.0	[1]
Selling, general and administrative expense	1,312.5	[1]	1,172.2	[1]	1,156.2	[1]
Research and development expense	150.3	[1]	126.8	[1]	119.4	[1]
Amortization	313.8	[1]	327.2	[1]	367.9	[1]
Goodwill impairment charge	473.0	[1]	291.9	[1]	422.8	[1]
Intangible assets impairment charge	94.4	[1]	237.9	[1]	518.6	[1]
Operating income (loss)	(164.5)	[1]	(93.4)	[1]	(576.9)	[1]
Interest expense	398.8	[1]	479.8	[1]	498.9	[1]
Other (income) expense	177.8	[1]	17.6	[1]	(11.2)	[1]
Other expense, net	576.6	[1]	497.4	[1]	487.7	[1]
Loss before income taxes	(741.1)	[1]	(590.8)	[1]	(1,064.6)	[1]
Benefit from income taxes	(117.7)	[1]	(132.0)	[1]	(214.8)	[1]
Net loss	(623.4)	[1]	(458.8)	[1]	(849.8)	[1]
Other comprehensive income (loss), net of tax:
Change in unrealized holding value on available for sale securities	3.3	[1]	4.3	[1]	(6.0)	[1]
Interest rate swap unrealized gain	13.1	[1]	13.1	[1]	19.5	[1]
Foreign currency related gains (losses)	(138.2)	[1]	(62.1)	[1]	264.4	[1]
Unrecognized actuarial gains (losses)	(7.0)	[1]	(4.2)	[1]	4.5	[1]
Total other comprehensive income (loss)	(128.8)	[1]	(48.9)	[1]	282.4	[1]
Comprehensive loss	$ (752.2)	[1]	$ (507.7)	[1]	$ (567.4)	[1]

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.
[2]	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.